Exhibit 99.13

Sequoia Mortgage Trust 2020-MC1

Mortgage Pass-Through Certificates, Series 2020-MC1

Sample Mortgage Loan Agreed-Upon Procedures

Report To:

RWT Holdings, Inc.

Sequoia Residential Funding, Inc.

2 June 2020

Ernst & Young LLP 5 Times Square New York, NY 10036-6530	Tel: +1 212 773 3000 Fax: +1 212 773 6350 ey.com

Report of Independent Accountants on Applying Agreed-Upon Procedures

RWT Holdings, Inc.

Sequoia Residential Funding, Inc.

8310 South Valley Highway, Suite 425

Englewood, Colorado 80112

Re:	Sequoia Mortgage Trust 2020-MC1 (the “Issuing Entity”)

Mortgage Pass-Through Certificates, Series 2020-MC1 (the “Certificates”)

Sample Mortgage Loan Agreed-Upon Procedures

We have performed the procedures enumerated in Attachment A, which were agreed to by RWT Holdings, Inc. (the “Sponsor”), Sequoia Residential Funding, Inc. (the “Depositor”) and Morgan Stanley & Co. LLC (“Morgan Stanley,” together with the Sponsor and Depositor, the “Specified Parties”) solely to assist the Specified Parties in evaluating certain information with respect to a pool of residential mortgage loans (the “Mortgage Loans”) relating to the Issuing Entity’s securitization transaction. This agreed-upon procedures engagement was conducted in accordance with attestation standards established by the American Institute of Certified Public Accountants. The sufficiency of the procedures is solely the responsibility of the Specified Parties. Consequently, we make no representation regarding the sufficiency of the procedures described in Attachment A, either for the purpose for which this report has been requested or for any other purpose.

The procedures performed and our associated findings are included in Attachment A.

For the purpose of the procedures described in this report, the Sponsor, on behalf of the Depositor, provided us with:

a.	Electronic data files:
i.	Labeled “SETM 2020-MC1 EY Pop 20200507.xlsx” and the corresponding record layout and decode information, as applicable (the “Base Preliminary Loan Listing File”), that the Sponsor, on behalf of the Depositor, indicated contains a list of identification numbers (each, a “Redwood Loan Number”) corresponding to certain mortgage loans (the “Base Preliminary Mortgage Loans”),
ii.	Labeled “SEMT 2020-MC1_20200507(Auditors).xlsx” and the corresponding record layout and decode information, as applicable (the “Base Preliminary Data File”), that the Sponsor, on behalf of the Depositor, indicated contains information relating to the Base Preliminary Mortgage Loans as of 1 June 2020 (the “Cut-off Date”),

a. (continued)

iii.	Labeled “SEMT 2020-MC1 EY Additional Pop 20200518.xlsx” and the corresponding record layout and decode information, as applicable (the “Additional Loan Listing File,” together with the Base Preliminary Loan Listing File, the “Provided Loan Listing Files”) that the Sponsor, on behalf of the Depositor, indicated contains a list of Redwood Loan Numbers corresponding to certain mortgage loans (the “Additional Base Preliminary Mortgage Loans”) and
iv.	Labeled “SEMT 2020-MC1_20200519(Auditors).xlsx” and the corresponding record layout and decode information, as applicable (the “Preliminary Data File,” together with the Base Preliminary Data File, the “Provided Data Files”), that the Sponsor, on behalf of the Depositor, indicated contains information as of the Cut-off Date relating to certain mortgage loans (the “Preliminary Mortgage Loans”) that are expected to be representative of the Mortgage Loans,
b.	Imaged copies of the:
i.	Promissory note (the “Promissory Note”),
ii.	Loan application (the “Loan Application”),
iii.	Appraisal report (the “Appraisal”),
iv.	Credit report (the “Credit Report”),
v.	Loan approval worksheet (the “Loan Approval Worksheet”),
vi.	Home equity line of credit agreement (the “HELOC Agreement”),
vii.	Settlement statement, refinance statement or closing disclosure (collectively and as applicable, the “Settlement Statement”) and/or
viii.	Underwriting summary (the “Underwriting Summary,” together with the Promissory Note, Loan Application, Appraisal, Credit Report, Loan Approval Worksheet, HELOC Agreement and Settlement Statement, the “Source Documents”)

that the Sponsor, on behalf of the Depositor, indicated relate to the Sample 1 Mortgage Loans, Sample 2 Mortgage Loans and Sample 3 Mortgage Loans (all as defined in Attachment A) (collectively, the “Sample Mortgage Loans”),

c.	The list of relevant characteristics (the “Sample Characteristics”) on the Provided Data Files, which is shown on Exhibit 1 to Attachment A, and
d.	Instructions, assumptions and methodologies, which are described in Attachment A.

The procedures included in Attachment A were limited to comparing or recalculating certain information that is further described in Attachment A. The Depositor is responsible for the Provided Loan Listing Files, Provided Data Files, Source Documents, Sample Characteristics and the determination of the instructions, assumptions and methodologies that are described herein. We were not requested to perform and we have not performed any procedures other than those listed in Attachment A. We have not verified, and we make no representation as to, the accuracy, completeness or reasonableness of the Provided Loan Listing Files, Source Documents or any other information provided to us by the Sponsor, on behalf of the Depositor, upon which we relied in forming our findings. Accordingly, we make no representation and express no opinion or conclusion as to (a) the existence of the Base Preliminary Mortgage Loans, Additional Base Preliminary Mortgage Loans, Preliminary Mortgage Loans or Mortgage Loans, (b) questions of legal or tax interpretation and (c) the accuracy, completeness or reasonableness of any instructions, assumptions and methodologies provided to us by the Sponsor, on behalf of the Depositor, that are described in this report. We undertake no responsibility to update this report for events and circumstances occurring after the date hereof.

We were not engaged to, and did not, conduct an examination to express an opinion or a review to express a conclusion in accordance with attestation standards established by the American Institute of Certified Public Accountants on any of the items referred to herein. Accordingly, we do not express such an opinion or conclusion. Had we performed additional procedures, other matters might have come to our attention that would have been reported to you.

The agreed-upon procedures described in this report were not performed for the purpose of:

a.	Satisfying any criteria for due diligence published by a nationally recognized statistical rating organization (a “rating agency”) or
b.	Making any findings with respect to:
i.	Whether the origination of the Mortgage Loans conformed to, or deviated from, stated underwriting or credit extension guidelines, standards, criteria, or other requirements,
ii.	The value of the collateral securing the Mortgage Loans,
iii.	Whether the originator(s) of the Mortgage Loans complied with federal, state or local laws or regulations or
iv.	Any other factor or characteristic of the Mortgage Loans that would be material to the likelihood that the issuer of the Certificates will pay interest and principal in accordance with applicable terms and conditions.

This report is intended solely for the information and use of the Specified Parties and is not intended to be and should not be used by anyone other than the Specified Parties. It is not intended to be and should not be used by any other person or entity, including investors and rating agencies, who are not identified in the report as Specified Parties but who may have access to this report as required by law or regulation.

/s/ Ernst & Young LLP

2 June 2020

Attachment A Page 1 of 3

Procedures performed and our associated findings

1.	As instructed by the Sponsor, on behalf of the Depositor, we randomly selected a sample of 176 Base Preliminary Mortgage Loans (the “Base Sample 1 Mortgage Loans”) from the Base Preliminary Loan Listing File. For the purpose of this procedure, the Sponsor, on behalf of the Depositor, did not inform us as to the basis for how they determined the number of Base Sample 1 Mortgage Loans or the methodology they instructed us to use to select the Base Sample 1 Mortgage Loans from the Base Preliminary Loan Listing File.

The Sponsor, on behalf of the Depositor, instructed us to not to perform any procedures on the seven Base Sample 1 Mortgage Loans with Redwood Loan Numbers 116249, 116259, 116261, 116285, 116286, 406022238 and 408007908 (collectively, the “Not Reviewed Base Sample 1 Mortgage Loans”). The remaining Base Sample 1 Mortgage Loans excluding the Not Reviewed Base Sample 1 Mortgage Loans are hereinafter referred to as the ‘‘Sample 1 Mortgage Loans.”

2.	For each mortgage loan on the Base Preliminary Loan Listing File and Base Preliminary Data File, we compared the Redwood Loan Number, as shown on the Base Preliminary Loan Listing File, to the corresponding Redwood Loan Number, as shown on the Base Preliminary Data File, and noted that:
a.	All of the Base Preliminary Mortgage Loans were included on both the Base Preliminary Loan Listing File and Base Preliminary Data File and
b.	No mortgage loans other than the Base Preliminary Mortgage Loans were included on the Base Preliminary Loan Listing File or Base Preliminary Data File.

3.	As instructed by the Sponsor, on behalf of the Depositor, we randomly selected a sample of five Base Preliminary Mortgage Loans (the “Sample 2 Mortgage Loans”) from the Base Preliminary Data File:
a.	That are not Sample 1 Mortgage Loans and
b.	With a Redwood Loan Number that begins with the first four digits of “4060” or “4080,” as shown on the Base Preliminary Data File.

For the purpose of this procedure, the Sponsor, on behalf of the Depositor, did not inform us as to the basis for how they determined the number of Sample 2 Mortgage Loans or the methodology they instructed us to use to select the Sample 2 Mortgage Loans from the Base Preliminary Data File.

4.	For each Sample 1 Mortgage Loan and Sample 2 Mortgage Loan, we compared the Sample Characteristics listed on Exhibit 1 to Attachment A, as shown on the Base Preliminary Data File, to the corresponding information located on, or to the corresponding information we recalculated using information located on, the Source Documents, subject to the instructions, assumptions and methodologies provided by the Sponsor, on behalf of the Depositor, described in the notes to Exhibit 1 to Attachment A. The Source Document(s) that we were instructed by the Sponsor, on behalf of the Depositor, to use for each Sample Characteristic are shown on Exhibit 1 to Attachment A. Except for the information shown on Exhibit 2 to Attachment A, all such compared information was in agreement.

5.	For each mortgage loan on the Base Preliminary Data File and Additional Loan Listing File, we compared the Redwood Loan Number, as shown on the Base Preliminary Data File, to the corresponding Redwood Loan Number, as shown on the Additional Loan Listing File, and noted that:
a.	None of the Additional Base Preliminary Mortgage Loans included on the Additional Loan Listing File were included on the Base Preliminary Data File and
b.	None of the Base Preliminary Mortgage Loans included on the Base Preliminary Data File were included on the Additional Loan Listing File.

Attachment A Page 2 of 3

6.	As instructed by the Sponsor, on behalf of the Depositor, we randomly selected a sample of 11 Additional Base Preliminary Mortgage Loans (the “Sample 3 Mortgage Loans”) from the Additional Loan Listing File. For the purpose of this procedure, the Sponsor, on behalf of the Depositor, did not inform us as to the basis for how they determined the number of Sample 3 Mortgage Loans or the methodology they instructed us to use to select the Sample 3 Mortgage Loans from the Additional Loan Listing File.

7.	For each mortgage loan on the Additional Loan Listing File and Preliminary Data File, we compared the Redwood Loan Number, as shown on the Additional Loan Listing File, to the corresponding Redwood Loan Number, as shown on the Preliminary Data File, and noted that:
a.	All of the Additional Base Preliminary Mortgage Loans included on the Additional Loan Listing File were included on the Preliminary Data File and
b.	349 of the Preliminary Mortgage Loans included on the Preliminary Data File were not included on the Additional Loan Listing File.

8.	For each mortgage loan on the Base Preliminary Data File and Preliminary Data File, we compared the Redwood Loan Number, as shown on the Base Preliminary Data File, to the corresponding Redwood Loan Number, as shown on the Preliminary Data File, and noted that:
a.	25 of the Preliminary Mortgage Loans included on the Preliminary Data File were not included on the Base Preliminary Data File,
b.	Five of the Base Preliminary Mortgage Loans included on the Base Preliminary Data File were not included on the Preliminary Data File (the “Removed Base Preliminary Mortgage Loans”),
c.	One of the Removed Base Preliminary Mortgage Loans was a Sample 1 Mortgage Loan (the “Removed Sample 1 Mortgage Loan”) and
d.	Two of the Removed Base Preliminary Mortgage Loans were Not Reviewed Base Sample 1 Mortgage Loans (the “Removed Not Reviewed Base Sample 1 Mortgage Loans”).

The Removed Sample 1 Mortgage Loan was Redwood Loan Number 408040129. The Removed Not Reviewed Base Sample 1 Mortgage Loans were Redwood Loan Numbers 406022238 and 408007908.

Attachment A Page 3 of 3

9.	For each Sample 3 Mortgage Loan, we compared the Sample Characteristics listed on Exhibit 1 to Attachment A, as shown on the Preliminary Data File, to the corresponding information located on, or to the corresponding information we recalculated using information located on, the Source Documents, subject to the instructions, assumptions and methodologies provided by the Sponsor, on behalf of the Depositor, described in the notes to Exhibit 1 to Attachment A. The Source Document(s) that we were instructed by the Sponsor, on behalf of the Depositor, to use for each Sample Characteristic are shown on Exhibit 1 to Attachment A. Except for the information shown on Exhibit 2 to Attachment A, all such compared information was in agreement.

Exhibit 1 to Attachment A

Sample Characteristics and Source Documents

Sample Characteristic	Provided Data File Field Name	Source Document(s)	Note(s)

Redwood Loan Number	Loan Number	Promissory Note	i.

Original principal balance	Original Loan Amount	Promissory Note

Original interest rate	Original Interest Rate	Promissory Note

Current monthly payment	Current Payment Amount Due	Promissory Note and recalculation	ii.

First payment date	First Payment Date of Loan	Promissory Note

Maturity date	Maturity Date	Promissory Note

Original term to maturity	Original Term to Maturity	Promissory Note and recalculation	iii.

Property state	State	Promissory Note

Property zip code	Postal Code	Promissory Note

Prepayment charge term	Prepayment Penalty Total Term	Promissory Note

Interest only term	Original Interest Only Term	Promissory Note
Occupancy status	Occupancy	Loan Application

Sale price (if applicable)	Sales Price	Settlement Statement

Property type	Property Type	Appraisal

Index description	Index Type	Promissory Note	iv.

Gross margin	Gross Margin	Promissory Note	iv.

Initial fixed rate period	Initial Fixed Rate Period	(a) Promissory Note or (b) Promissory Note and recalculation	iv., v.

Exhibit 1 to Attachment A

Sample Characteristic	Provided Data File Field Name	Source Document(s)	Note(s)

Subsequent interest rate reset period	Subsequent Interest Rate Reset Period	Promissory Note	iv.

Initial interest rate cap change up	Initial Interest Rate Cap (Change Up)	Promissory Note and recalculation	iv., vi.

Initial interest rate cap change down	Initial Interest Rate Cap (Change Down)	Promissory Note and recalculation	iv., vii.

Subsequent interest rate change up	Subsequent Interest Rate Cap (Change Up)	Promissory Note	iv.

Subsequent interest rate change down	Subsequent Interest Rate Cap (Change Down)	Promissory Note	iv.

Minimum interest rate	Lifetime Maximum Rate (Floor)	Promissory Note or Settlement Statement	iv., viii., ix.

Maximum interest rate	Lifetime Maximum Rate (Ceiling)	Promissory Note or Settlement Statement	iv., viii.

Loan purpose	Loan Purpose	(a) Loan Application and/or Settlement Statement (b) Promissory Note, Settlement Statement, Credit Report and recalculation	x.

Appraisal value	Original Appraised Property Value	(a) Appraisal or (b) Appraisal and Promissory Note	xi., xii.

Junior lien balance	Junior Mortgage Balance	Underwriting Summary, Settlement Statement, Loan Approval Worksheet or HELOC Agreement	xiii.

Original loan-to-value ratio	Original LTV	Recalculation	xiv.

Combined loan-to-value ratio	Original CLTV	Recalculation	xv.

Notes:

i.	For identification purposes only.

ii.	For the purpose of comparing the current monthly payment Sample Characteristic for each Sample Mortgage Loan with an interest only term value greater than “0,” as shown in the Promissory Note (each, an “Interest-Only Sample Mortgage Loan”), the Sponsor, in behalf of the Depositor, instructed us to recalculate the current monthly payment as the product of

Exhibit 1 to Attachment A

(a)	Original principal balance and
(b)	Original interest rate divided by 12,

all as shown in the Promissory Note (and in accordance with any other applicable notes(s)).

For the purpose of comparing the current monthly payment Sample Characteristic for each Sample Mortgage Loan that is not an Interest-Only Sample Mortgage Loan, the Sponsor, on behalf of the Depositor, instructed us to recalculate the current monthly payment using the “PMT” function in Microsoft Excel and the original principal balance, original interest rate and original term to maturity, all as shown in the Promissory Note (and in accordance with any other applicable notes(s)).

For the purpose of the comparison described in this note, the Sponsor, on behalf of the Depositor, instructed us to ignore differences of +/- $0.01 or less.

iii.	For the purpose of comparing the original term to maturity Sample Characteristic for each Sample Mortgage Loan, the Sponsor, on behalf of the Depositor, instructed us to recalculate the original term to maturity as the sum of:
(a)	The difference in months between the maturity date and first payment date, both as shown in the Promissory Note, and
(b)	1.

iv.	For the purpose of comparing the indicated Sample Characteristics (collectively, the “ARM Sample Characteristics”) for each Sample Mortgage Loan with a gross margin value greater than “0.000(%),” as shown in the Promissory Note (each, an “ARM Sample Mortgage Loan”), the Sponsor, on behalf of the Depositor, instructed us to use the indicated Source Document(s) (and in accordance with any other applicable note(s)).

The Sponsor, on behalf of the Depositor, instructed us not to perform any procedures with respect to the ARM Sample Characteristics for any Sample Mortgage Loan that is not an ARM Sample Mortgage Loan (each, a “FRM Sample Mortgage Loan”).

v.	For the purpose of comparing the initial fixed rate period Sample Characteristic for each ARM Sample Mortgage Loan that does not have the initial fixed rate period specifically stated in the Promissory Note, the Sponsor, on behalf of the Depositor, instructed us to recalculate the initial fixed rate period as the sum of:
(a)	The difference in months between the first rate change date and first payment date, both as shown in the Promissory Note, and
(b)	1.

Notes: (continued)

vi.	For the purpose of comparing the initial interest rate cap change up Sample Characteristic for each ARM Sample Mortgage Loan, the Sponsor, on behalf of the Depositor, instructed us to recalculate the initial interest rate cap change up as the difference between the:
(a)	Initial rate adjustment maximum interest rate and
(b)	Original interest rate,

both as shown in the Promissory Note.

vii.	For the purpose of comparing the initial interest rate cap change down Sample Characteristic for each ARM Sample Mortgage Loan, the Sponsor, on behalf of the Depositor, instructed us to recalculate the initial interest rate cap change down as the maximum of:

Exhibit 1 to Attachment A

(a)	The difference between the:
(1)	Original interest rate and
(2)	Initial rate adjustment minimum interest rate,

both as shown in the Promissory Note, and

(b)	0.000(%).

viii.	For the purpose of comparing the indicated Sample Characteristics for each ARM Sample Mortgage Loan, the Sponsor, on behalf of the Depositor, provided one or more of the indicated Source Documents. The Sponsor, on behalf of the Depositor, instructed us to note agreement if the information on the Provided Data File agreed to the corresponding information in at least one such Source Document (and in accordance with any other applicable note(s)). We performed no procedures to reconcile any differences that may exist between various Source Documents for the indicated Sample Characteristics.

ix.	For the purpose of comparing the minimum interest rate Sample Characteristic for each ARM Sample Mortgage Loan that does not have the minimum interest rate specifically stated in the Promissory Note or Settlement Statement (and in accordance with any other applicable note(s)), the Sponsor, on behalf of the Depositor, instructed us to use the gross margin, as shown in the Promissory Note, as the minimum interest rate.

Exhibit 1 to Attachment A

Notes: (continued)

x.	For the purpose of comparing the loan purpose Sample Characteristic for each Sample Mortgage Loan with a loan purpose of:
(a)	“First Time Home Purchase” or “Other-than-first-time Home Purchase,” as shown on the Provided Data File (each, a “Purchase Sample Mortgage Loan”), or
(b)	Construction to Permanent,” as shown on the Provided Data File (each, a “Construction to Permanent Sample Mortgage Loan”)

the Sponsor, on behalf of the Depositor, instructed us to use the Loan Application and Settlement Statement as the Source Documents.

For each remaining Sample Mortgage Loan (each, a “Refinanced Sample Mortgage Loan”), the Sponsor, on behalf of the Depositor, instructed us to calculate the “Amount to Borrower” as the difference between:

(a)	The original principal balance, as shown in the Promissory Note, and
(b)	The sum of:
(1)	The unpaid principal balance of the previous first mortgage loan that is being refinanced, as shown in the Settlement Statement,
(2)	If any secondary financing relating to the subject property is an installment loan, as shown in the Credit Report, the unpaid principal balance of the secondary financing relating to the subject property that is being repaid with the proceeds of the Refinanced Sample Mortgage Loan, as shown in the Settlement Statement, and
(3)	Settlement charges relating to the Refinanced Sample Mortgage Loan, as shown in the Settlement Statement.

For the purpose of comparing the loan purpose Sample Characteristic for each Refinanced Sample Mortgage Loan, the Sponsor, on behalf of the Depositor, instructed us to note agreement with:

(a)	“Cash-Out Refinance,” as shown on the Provided Data File, if the Amount to Borrower is greater than 1% of the original principal balance of the Refinanced Sample Mortgage Loan, as shown in the Promissory Note, or
(b)	“Rate/Term Refinance,” as shown on the Provided Data File, if the Amount to Borrower is less than or equal to 1% of the original principal balance of the Refinanced Sample Mortgage Loan, as shown in the Promissory Note.

xi.	For the purpose of comparing the appraisal value Sample Characteristic for each Sample

Mortgage Loan, the Sponsor, on behalf of the Depositor, instructed us to use the Appraisal with the lowest appraisal value for Sample Mortgage Loans that have more than one Appraisal (and in accordance with any other applicable notes(s)).

Exhibit 1 to Attachment A

Notes: (continued)

xii.	For the purpose of comparing the appraisal value Sample Characteristic for each Refinanced Sample Mortgage Loan with information in the corresponding Appraisal indicating that the related mortgaged property was purchased by the borrower within twelve months of the origination date of the Sample Mortgage Loan, as shown in the Promissory Note (each, a “Recently Purchased Refinanced Sample Mortgage Loan”), the Sponsor, on behalf of the Depositor, instructed us to use the minimum of the:
(a)	Sale price related to the purchase of the related mortgage property by the borrower, as shown in the Appraisal, and
(b)	Appraisal value, as shown in the Appraisal (and in accordance with any other applicable notes(s)).

xiii.	For the purpose of comparing the junior lien balance Sample Characteristic for each Sample Mortgage Loan, the Sponsor, on behalf of the Depositor, provided one or more of the indicated Source Documents. The Sponsor, on behalf of the Depositor, instructed us to note agreement if the information on the Provided Data File agreed to the corresponding information in at least one such Source Document. We performed no procedures to reconcile any differences that may exist between various Source Documents for the junior lien balance Sample Characteristic.

xiv.	For the purpose of comparing the original loan-to-value ratio Sample Characteristic for each Sample Mortgage Loan, the Sponsor, on behalf of the Depositor, instructed us to recalculate the original loan-to-value ratio by:
(a)	Dividing:
(1)	The original principal balance, as shown in the Promissory Note, by
(2)	Either:
(i)	In the case of a Purchase Sample Mortgage Loan or Construction to Permanent Sample Mortgage Loan, the lesser of (A) the appraisal value, as shown in the Appraisal (and in accordance with any other applicable notes(s)), and (B) the sale price (if applicable), as shown in the Settlement Statement, or
(ii)	In the case of a Refinanced Sample Mortgage Loan, the appraisal value, as shown in the Appraisal (and in accordance with any other applicable notes(s)) and
(b)	Truncating the value calculated in (a) to the second decimal place (xx.xx%).

Exhibit 1 to Attachment A

Notes: (continued)

xv.	For the purpose of comparing the combined loan-to-value ratio Sample Characteristic for each Sample Mortgage Loan, the Sponsor, on behalf of the Depositor, instructed us to recalculate the combined loan-to-value ratio by:
(a)	Dividing:
(1)	The sum of:
(i)	The original principal balance, as shown in the Promissory Note, and
(ii)	The junior lien balance, if applicable, as shown in the Underwriting Summary, Settlement Statement, Loan Approval Worksheet or HELOC Agreement (and in accordance with any other applicable notes(s)) by
(2)	Either:
(i)	In the case of a Purchase Sample Mortgage Loan or Construction to Permanent Sample Mortgage Loan, the lesser of (A) the appraisal value, as shown in the Appraisal (and in accordance with any other applicable notes(s)), and (B) the sale price (if applicable), as shown in the Settlement Statement, or
(ii)	In the case of a Refinanced Sample Mortgage Loan, the appraisal value, as shown in the Appraisal (and in accordance with any other applicable notes(s)) and
(b)	Truncating the value calculated in (a) to the second decimal place (xx.xx%).

We performed no procedures to determine the accuracy, completeness or reasonableness of the instructions, assumptions and methodologies provided by the Sponsor, on behalf of the Depositor, described in the notes above.

Exhibit 2 to Attachment A

Sample Characteristic Differences

Redwood Loan Number	Sample Characteristic	Provided Data File Value	Source Document Value

116431	Property type	PUD	Single Family Detached (non-PUD)

406023903	Junior lien balance	$36,600.00	$0.00
	Combined loan-to-value ratio	80.00%	75.13%

406043051	Loan purpose	First Time Home Purchase	Other-than-first-time Home Purchase

406053331	Loan purpose	Construction to Permanent	Other-than-first-time Home Purchase

406055705	Sale price (if applicable)	<REDACTED>	<REDACTED>
	Original loan-to-value ratio	73.41%	74.04%
	Combined loan-to-value ratio	73.41%	74.04%

406056035	Property type	Single Family Detached (non-PUD)	PUD

406061908	Appraisal value	$1,900,000.00	$2,100,000.00
	Original loan-to-value ratio	70.00%	63.33%
	Combined loan-to-value ratio	70.00%	63.33%

406068261	Initial interest rate cap change down	5.000%	1.625%

406069728	Initial interest rate cap change down	5.000%	1.750%

408001685	Initial interest rate cap change down	2.000%	0.500%

408001854	Initial interest rate cap change down	2.000%	1.750%
408002129	Initial interest rate cap change down	2.000%	1.625%

408003341	Minimum interest rate	3.500%	5.000%

408004944	Initial interest rate cap change down	2.000%	1.375%

Exhibit 2 to Attachment A

Redwood Loan Number	Sample Characteristic	Provided Data File Value	Source Document Value

408005722	Initial interest rate cap change down	5.000%	1.625%

408006157	Initial interest rate cap change down	2.000%	1.500%

408006430	Initial interest rate cap change down	5.000%	1.125%

408006433	Initial interest rate cap change down	5.000%	0.875%

408009293	Initial interest rate cap change down	5.000%	1.625%

408009379	Initial interest rate cap change down	2.000%	0.875%

408009600	Initial interest rate cap change down	2.000%	1.625%

408009635	Loan purpose	First Time Home Purchase	Other-than-first-time Home Purchase

408009637	Initial interest rate cap change down	2.000%	1.500%

408010113	Initial interest rate cap change down	2.000%	0.750%

408010763	Initial interest rate cap change down	5.000%	1.625%

408010772	Initial interest rate cap change down	5.000%	1.375%

408010776	Initial interest rate cap change down	5.000%	1.500%

408011339	Initial interest rate cap change down	2.000%	1.125%

Exhibit 2 to Attachment A

Redwood Loan Number	Sample Characteristic	Provided Data File Value	Source Document Value

408011745	Initial interest rate cap change down	2.000%	0.125%

408011933	Property Type	Single Family Detached (non-PUD)	PUD
	Initial interest rate cap change down	5.000%	1.625%

408015763	Initial interest rate cap change down	5.000%	1.500%

408016997	Loan purpose	First Time Home Purchase	Other-than-first-time Home Purchase

408020396	Appraisal value	$595,000.00	$600,000.00

408021434	Loan purpose	Other-than-first-time Home Purchase	First Time Home Purchase

408022377	Loan purpose	Other-than-first-time Home Purchase	First Time Home Purchase

408023611	Loan purpose	First Time Home Purchase	Other-than-first-time Home Purchase

408025076	Initial interest rate cap change down	3.000%	-1.150%

408025088	Initial interest rate cap change down	3.000%	1.000%

408025092	Initial interest rate cap change down	3.000%	0.000%

408027145	Initial interest rate cap change down	2.000%	1.625%

408029872	Property Type	dPUD	PUD
	Initial interest rate cap change down	5.000%	1.500%

408030071	Initial interest rate cap change down	2.000%	1.500%

Exhibit 2 to Attachment A

Redwood Loan Number	Sample Characteristic	Provided Data File Value	Source Document Value

408030139	Initial interest rate cap change down	2.000%	1.250%

408031465	Initial interest rate cap change down	2.000%	1.375%

408037913	Loan purpose	First Time Home Purchase	Other-than-first-time Home Purchase

408038628	Loan purpose	Other-than-first-time Home Purchase	First Time Home Purchase

408039663	Property type	Condo, High Rise (5+ stories)	Condo, Low Rise (4 or fewer stories)

408041022	Property type	Single Family Detached (non-PUD)	PUD